LOGO




                                   PROSPECTUS
                                 INVESTOR SHARES

                                 JANUARY 1, 2000


                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

   FIVE MONEY MARKET FUNDS THAT, WITH THE EXCEPTION OF DAILY ASSETS MUNICIPAL FUND, SEEK TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND THAT IS
 CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    TABLE OF CONTENTS


          SUMMARY                                                     2
          PERFORMANCE                                                 6
          FEE TABLES                                                  9
          MANAGEMENT                                                 11
          YOUR ACCOUNT                                               13

                    HOW TO CONTACT THE FUNDS                         13
                    GENERAL INFORMATION                              13
                    BUYING SHARES                                    14
                    SELLING SHARES                                   16
                    EXCHANGE PRIVILEGES                              19
                    RETIREMENT ACCOUNTS                              20

          OTHER INFORMATION                                          21
          FINANCIAL HIGHLIGHTS                                       24

SUMMARY

This Prospectus offers Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Investor Shares are designed for retail investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND]
         MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security
         TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
         GOVERNMENT  SECURITY means a security that is issued or  guaranteed by
         the U.S.  Government, its  agencies  or   instrumentalities
         REPURCHASE AGREEMENT means a transaction in which a Fund purchases a security and simultaneously commits to resell the security to the other party at an agreed-upon date and at a price reflecting a market rate of interest
         MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax

Each Fund invests in a diversified portfolio of Money Market Securities and: o seeks to maintain a stable net asset value of $1.00 per share o invests in securities with remaining maturities of 397 days or less o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in a Core Portfolio (a "Portfolio") which has the same investment objective and substantially similar investment policies. The Portfolios in which the Funds invest and their primary investments are:

FUND/PORTFOLIO                            PRIMARY INVESTMENTS
Daily Assets Treasury Obligations         Treasury Securities and Repurchase Agreements
Fund/Treasury Cash Portfolio              backed by Treasury Securities
Daily Assets Government                   Treasury Securities and Government Securities that
Fund/Government Portfolio                 generally are exempt from state and local income taxes
Daily Assets Government Obligations       Government Securities and Repurchase Agreements
Fund/Government Cash Portfolio            backed by Government Securities
Daily Assets Cash Fund/Cash               o securities issued by financial institutions, such as
Portfolio                                   certificates of deposits, bank notes, bankers
                                            acceptances and time deposits
                                          o securities issued by domestic companies, such as
                                            commercial paper
                                          o Government Securities and
                                          o Repurchase Agreements
Daily Assets Municipal Fund/              A spectrum of Municipal Securities
Municipal Cash Portfolio

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser selects securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third party credit and liquidity enhancements. These investments are often comprised of long term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Also, many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions. Up to 20% of the Fund's income may be from securities the interest on which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
o the  security  subsequently  fails to meet the  Adviser's investment criteria
o funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

         [Margin callout: MONEY MARKET FUND DISCLOSURE]
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Portfolios' investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. The Portfolios invest in highly-rated securities to minimize credit risk.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Securities whose issuers are located in one state or territory.

PERFORMANCE

The following charts and tables provide some indication of the historical risks of investing in Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of the Funds from year to year and each Fund's returns. Because the Investor Shares of each of these Funds commenced operations in late 1998, the information is for each Fund's Institutional Service Shares. The returns for Institutional Service Shares are similar to that of Investor Shares. The returns of the classes differ only to the extent that the classes have different expenses. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS. THERE ARE NO CHARTS OR TABLES FOR DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND OR DAILY ASSETS MUNICIPAL FUND BECAUSE THESE FUNDS' INVESTOR SHARES HAVE NOT COMPLETED A FULL CALENDAR YEAR OF OPERATIONS.

DAILY ASSETS GOVERNMENT FUND

The follow chart shows the annual total returns for each full calendar year that the funds have operated.

[EDGAR Representation of bar chart]

1993      2.83%
1994      3.80%
1995      5.36%
1996      4.82%
1997      4.87%
1998      4.97%

         The calendar year-to-date total return as of September 30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).

The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.


                                                      DAILY ASSETS
YEAR(S)                                             GOVERNMENT FUND
1 Year                                                   4.97%
5 Year                                                   4.76%
Since Inception (7/1/92)                                 4.34%


DAILY ASSETS CASH FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

[EDGAR Representation of bar chart]

1997      5.23%
1998      5.26%

         The calendar year-to-date total return as of September 30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares' average annual total returns as of December 31, 1998.

                                                         DAILY ASSETS
YEAR(S)                                                   CASH FUND
1 Year                                                      5.26%
Since Inception (10/1/96)                                   5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. There are no charges to purchase or redeem Fund shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Daily Assets Treasury Obligations Fund
         Management Fees (1)                                               0.13%
         Distribution (Rule 12b-1) Fees                                    0.27%
         Other Expenses                                                   99.65%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                        100.05%
         Fee Waiver and Expense Reimbursement(3)                          99.10%
         NET EXPENSES                                                      0.95%
Daily Assets Government Fund
         Management Fees (1)                                               0.15%
         Distribution (Rule 12b-1) Fees                                    0.15%
         Other Expenses                                                    5.15%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                          5.45%
         Fee Waiver and Expense Reimbursement(3)                           4.50%
         NET EXPENSES                                                      0.95%
Daily Assets Government Obligations Fund
         Management Fees (1)                                               0.13%
         Distribution (Rule 12b-1) Fees                                    0.25%
         Other Expenses                                                  148.56%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                        148.94%
         Fee Waiver and Expense Reimbursement(3)                         147.99%
         NET EXPENSES                                                      0.95%
Daily Assets Cash Fund
         Management Fees (1)                                               0.13%
         Distribution (Rule 12b-1) Fees                                    0.30%
         Other Expenses                                                    8.81%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                          9.24%
         Fee Waiver and Expense Reimbursement(3)                           8.29%
         NET EXPENSES                                                      0.95%
Daily Assets Municipal Fund
         Management Fees (1)                                               0.15%
         Distribution (Rule 12b-1) Fees                                    0.29%
         Other Expenses                                                   33.07%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                         33.51%
         Fee Waiver and Expense Reimbursement(3)                          32.56%
         NET EXPENSES                                                      0.95%

(1)      INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER AUGUST 31, 2000. DURING THE FISCAL YEAR ENDED AUGUST 31, 1999, TOTAL ANNUAL FUND OPERATING EXPENSES INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS WERE 0.87% FOR DAILY ASSETS TREASURY OBLIGATIONS FUND, 0.75% FOR DAILY ASSETS GOVERNMENT FUND, 0.84% FOR DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, 0.90% FOR DAILY ASSETS CASH FUND, AND 0.88% FOR DAILY ASSETS MUNICIPAL FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 DAILY ASSETS                          DAILY ASSETS
                   TREASURY        DAILY ASSETS         GOVERNMENT         DAILY ASSETS        DAILY ASSETS
               OBLIGATIONS FUND     GOVERNMENT       OBLIGATIONS FUND          CASH           MUNICIPAL FUND
                                       FUND                                    FUND
1 year               $97               $97                $97                  $97                 $97
3 years            $9,278            $1,226             $10,000               $1,942              $5,409
5 years            $10,000           $2,345             $10,000               $3,638              $8,417
10 years           $10,000           $5,098             $10,000               $7,297             $10,000

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The advisor makes investment decisions for each Portfolio.

During the Funds' last fiscal year, the aggregate advisory fees paid, as a percentage of average net assets, to the Adviser were:

PORTFOLIO                                                  ADVISORY FEE
Treasury Cash Portfolio                                       0.035%
Government Portfolio                                          0.050%
Government Cash Portfolio                                     0.035%
Cash Portfolio                                                0.035%
Municipal Cash Portfolio                                      0.050%

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher that paying other types of sales charges

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's Transfer Agent.

The Trust has adopted a shareholder servicing under which the Trust pays FAdS a fee for providing shareholder service activities that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.


FUND EXPENSES

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit the average daily net asset expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to no more than 0.95% for each other Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS]

WRITE TO US AT:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

TELEPHONE US AT:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
         Bankers Trust Company
         New York, New York
         ABA #021001033
                  FOR CREDIT TO:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

TIMES INDICATED ARE EASTERN TIME                ORDER MUST BE       PAYMENT MUST BE
                                                 RECEIVED BY          RECEIVED BY
DAILY ASSETS GOVERNMENT FUND,                    12:00 p.m.            4:00 p.m.
DAILY ASSETS MUNICIPAL FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND,           2:00 p.m.            4:00 p.m.
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND,
DAILY ASSETS CASH FUND

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day'). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Portfolio values the securities in its portfolio on an amortized cost basis

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gifts or transfers to minors accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for it's Investor Shares:


                                             MINIMUM INITIAL  MINIMUM ADDITIONAL
                                               INVESTMENT         INVESTMENT
Standard Accounts                               $10,000              $500
Traditional and Roth IRA Accounts                $2,000              $250
Accounts With Systematic Investment Plans          $250              $250
Exchanges                                        $2,000              $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:          o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole       required to sign exactly as their names appear
proprietorship accounts.  Joint accounts can have two or       on the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                  o Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a      custodial account under the UGMA or the UTMA
child and obtain tax benefits.                               o The custodian must sign instructions in a
                                                               manner indicating custodial capacity
BUSINESS ENTITIES                                            o For entities with officers, submit a
                                                               Corporate/Organization Resolution form or
                                                               similar document
                                                             o For entities with partners or other interested
                                                               parties, submit a Corporate/Organization
                                                               Resolution form or similar document
TRUSTS                                                       o The trust must be established before an
                                                               account can be opened
                                                             o Submit a Corporate/Organization Resolution
                                                               form or similar document


                                       15


INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o Call or write us for an account application                o Fill out an investment slip from a
o Complete the application                                     confirmation or write us a letter
o Mail us your application and a check                       o Write your account number on your check
                                                             o Mail us the slip (or your letter) and the check

BY WIRE                                                      BY WIRE
o Call or write us for an account application                o Call to notify us of your incoming wire
o Complete the application                                   o Instruct your bank to wire your money to us
o Call us and we will assign you an account number
o Mail us your application
o Instruct your bank to wire your money to us

                                                             BY SYSTEMATIC INVESTMENT
                                                             o Complete the systematic investment section of
                                                               the application
                                                             o Attach a voided check to your application
                                                             o Mail us the completed application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send the  redemption  proceeds
o Obtain a signature  guarantee (if required)
o Obtain other  documentation (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application - See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is  registered
  o Additional  form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application - See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., eastern time (or other time as may be determined), for Daily Assets Government Fund and Daily Assets Municipal Fund, or after 2:00 P.M., eastern time (or other time as may be determined), for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.
o Sales of over $50,000 worth of shares
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

                                       18
SMALL ACCOUNTS If the value of your account falls below $5,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $5,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Investor Shares for Investor Shares of another Fund or for shares of certain other funds. For a list of other funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account numbers
  o The names of the funds from which you are selling and into which you are exchanging
  o The  dollar  amount  or  number  of  shares  you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification

RETIREMENT ACCOUNTS

Each Fund (except Daily Assets Municipal Fund) offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest a limited amount in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at anytime the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's Board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to  Investors  Shares,  each Fund  offers  Institutional  Shares and
Institutional Service Shares. Institutional Shares are designed for Institutional Investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes from the distributor by contacting the Transfer Agent.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain. A Fund's distributions also may be subject to certain state and local taxes.
                                       22

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND

It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain is taxable to you as ordinary income.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the performance of Investor Shares of each Fund. Daily Assets Government Fund and Daily Assets Cash Fund commenced operations before the offering of Investor Shares. Performance information for these Funds' Institutional Service Shares is included in the table. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

DAILY ASSETS TREASURY OBLIGATIONS FUND

          YEAR/PERIOD ENDED AUGUST 31:
                                                      1999          1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.04            0.02
Total From Investment Operations                      0.04            0.02
Less Distributions:
  From Net Investment Income                         (0.04)         (0.02)
Total Distributions                                  (0.04)         (0.02)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.87%           0.78%(3)
  Gross Expenses(1)                                100.05%         727.11%(3)
  Net Investment Income                              3.87%           5.06%(3)
Total Return                                         4.00%           0.33%
Net Assets at End of Period
                                                     $33             $10
(in thousands)

(1) DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED THE OFFERING OF THE INVESTOR SHARES ON AUGUST 6, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED.

DAILY ASSETS GOVERNMENT FUND(1)

                                  INVESTOR                           INSTITUTIONAL SERVICE
     YEAR/PERIOD ENDED(2)        AUGUST 31,             AUGUST 31,                             MARCH 31,
                                    1999           1998            1997           1997            1996           1995
SELECTED DATA FOR A SINGLE
   SHARE
Beginning Net Asset Value Per      $1.00           $1.00          $1.00          $1.00           $1.00          $1.00
   Share
Income from Investment
   Operations:
  Net Investment Income             0.04           0.05            0.02           0.05            0.05           0.04
Total From Investment               0.04           0.05            0.02           0.05             0.05          0.04
   Operations
Less Distributions:
  From Net Investment Income       (0.04)         (0.05)          (0.02)         (0.05)           (0.05)        (0.04)
Total Distributions                (0.04)         (0.05)          (0.02)         (0.05)           (0.05)        (0.04)
Ending Net Asset Value Per         $1.00          $1.00           $1.00          $1.00            $1.00         $1.00
   Share
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                    0.75%(3)         0.46%         0.50%(3)         0.50%          0.50%          0.37%
  Gross Expenses(2)               5.45%(3)         0.91%         0.95%(3)         0.99%          1.06%          1.10%
  Net Investment Income           4.25%(3)         4.93%         4.76%(3)         4.70%          5.01%          4.45%
Total Return                      4.43%            5.04%         2.01%            4.80%          5.18%          4.45%
Net Assets at End of Period
                                  $703           $9,485          $44,116        $43,975         $43,103        $36,329
(in thousands)

(1) EFFECTIVE JUNE 19, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MARCH 31 TO AUGUST 31.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

          YEAR/PERIOD ENDED AUGUST 31:
                                                      1999        1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.04          0.02
  Net Realized and Unrealized Gain (Loss) on
   Investments                                   -------------- ------------
                                                      ---           ---
Total From Investment Operations                      0.04           0.02
Less Distributions:
  From Net Investment Income                         (0.04)         (0.02)
Total Distributions                                  (0.04)         (0.02)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.84%          0.78%(3)
  Gross Expenses(2)                                148.94%        766.21%(3)
  Net Investment Income                              4.24%          5.06%(3)
Total Return                                         4.32%          0.35%
Net Assets at End of Period
                                                     $11           $10
(in thousands)

(1) DAILY ASSETS GOVERNMENT OBLIGATIONS FUND COMMENCED THE OFFERING OF INVESTOR SHARES ON AUGUST 6, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED.

DAILY ASSETS CASH FUND(1)

                                               INVESTOR                   INSTITUTIONAL SERVICE
   YEAR/PERIOD ENDED AUGUST 31:
                                         1999            1998             1998             1997
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share     $1.00           $1.00           $1.00              $1.00
Income from Investment Operations:
  Net Investment Income                  0.04            0.02            0.05               0.05
Total From Investment Operations         0.04            0.02            0.05               0.05
Less Distributions:
  From Net Investment Income            (0.04)          (0.02)          (0.05)             (0.05)
Total Distributions                     (0.04)          (0.02)          (0.05)             (0.05)
Ending Net Asset Value Per Share        $1.00           $1.00           $1.00              $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                           0.90%          0.78%(3)         0.46%              0.52%(3)
  Gross Expenses(1)                      9.24%        709.02%(3)         0.90%              1.22%(3)
  Net Investment Income                  4.13%          5.25%(3)         5.22%              5.06%(3)
Total Return                             4.40%          5.37%            5.34%              4.70%
Net Assets at End of Period
                                         $458          $10              $5,235             $12,076
(in thousands)

(1) EFFECTIVE JUNE 19, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MARCH 31 TO AUGUST 31.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED.

DAILY ASSETS MUNCIPAL FUND


          YEAR/PERIOD ENDED AUGUST 31:
                                                      1999         1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.02           0.01
Total From Investment Operations                      0.02           0.01
Less Distributions:
  From Net Investment Income                         (0.02)         (0.01)
Total Distributions                                  (0.02)         (0.01)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.88%          0.78%(3)
  Gross Expenses(2)                                 33.51%        749.30%(3)
  Net Investment Income                              2.23%          2.53%(3)
Total Return                                         2.36%          0.18%
Net Assets at End of Period
                                                     $76            $10
(in thousands)

(1) DAILY ASSETS MUNICIPAL FUND COMMENCED THE OFFERING OF THE INVESTOR SHARE CLASS ON AUGUST 6, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS.
(3)  ANNUALIZED.

                                FOR MORE INFORMATION:                                              LOGO

              The following documents are available free upon request:                        INVESTOR SHARES

                             ANNUAL/SEMI-ANNUAL REPORTS
                      Additional information about each Fund's                             DAILY ASSETS TREASURY
                  investments is available in the Fund's annual and                          OBLIGATIONS FUND
 semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly
            affected the Fund's performance during its last fiscal year.               DAILY ASSETS GOVERNMENT FUND

                     STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          DAILY ASSETS GOVERNMENT
The SAI provides more detailed  information  about each Fund and is incorporated             OBLIGATIONS FUND
                       by reference into this Prospectus.
                                                                                          DAILY ASSETS CASH FUND
                                CONTACTING THE FUNDS
You  can get a free copy of both reports and the SAI, request other  information        DAILY ASSETS MUNICIPAL FUND
     and discuss your questions about each Fund by contacting the Funds at:

                           Forum Shareholder Services, LLC
                                    P.O. Box 446
                                Portland, Maine 04112
                                    800-943-6786
                                     800-94FORUM
                                    207-879-0001

                   SECURITIES AND EXCHANGE  COMMISSION  INFORMATION
     You can also review the Funds' reports (when available) and SAIs at the
         Public Reference Room of the Securities and Exchange Commission
      ("SEC"). You can get copies, for a fee, by writing to the following:
                                                                                               Forum Funds
                                  Public Reference Room                                        P.O. Box 446
                            Securities and Exchange Commission                                 Portland, Maine 04112
                               Washington, D.C. 20549-0102                                     800-94FORUM or
                            E-mail address: publicinfo@sec.gov                                 800-943-6786
                                                                                               207-879-0001
  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free copies of the reports and SAIs are available from the SEC's Internet website at http://www.sec.gov.


                    Investment Company Act File No. 811-3023

LOGO




                                   PROSPECTUS
                              INSTITUTIONAL SHARES

                                 JANUARY 1, 2000


                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

   FIVE MONEY MARKET FUNDS THAT, WITH THE EXCEPTION OF DAILY ASSETS MUNICIPAL FUND, SEEK TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND THAT IS
 CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          SUMMARY                                                 2
          PERFORMANCE                                             6
          FEE TABLES                                              9
          MANAGEMENT                                             11
          YOUR ACCOUNT                                           13

                    HOW TO CONTACT THE FUNDS                     13
                    GENERAL INFORMATION                          13
                    BUYING SHARES                                14
                    SELLING SHARES                               16
                    EXCHANGE PRIVILEGES                          19

          OTHER INFORMATION                                      20
          Financial highlights                                   23

SUMMARY

This Prospectus offers Institutional Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund (each a "Fund"). Institutional Shares are designed for institutional investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND]
         MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security
         TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
         GOVERNMENT  SECURITY means a security that is issued or  guaranteed by
         the U.S.  Government, its  agencies  or   instrumentalities
         REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest
         MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax

Each Fund invests in a diversified  portfolio of Money Market  Securities and:
     o seeks to  maintain  a stable net asset  value of $1.00 per  share,
     o invests in securities  with  remaining  maturities of 397 days or less
     o maintains a dollar weighted average maturity of its investments of 90 days or less

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"), which has the same investment objective and substantially similar investment policies. The Portfolios in which the Funds invest and their primary investments are:

FUND/PORTFOLIO                            PRIMARY INVESTMENTS
Daily Assets Treasury Obligations       Treasury Securities and Repurchase Agreements
Fund/Treasury Cash Portfolio            backed by Treasury Securities
Daily Assets Government Fund/           Treasury Securities and Government Securities that
Government Portfolio                    generally are exempt from state and local income taxes
Daily Assets Government Obligations     Government Securities and Repurchase Agreements
Fund/Government Cash Portfolio          backed by Government Securities
Daily Assets Cash Fund/Cash             A spectrum of Money Market Securities including:
Portfolio                               o    securities issued by financial institutions,
                                             such as certificates of deposits, bank notes, bankers'
                                             acceptances and time deposits
                                        o    securities issued by domestic companies, such as
                                             commercial paper
                                        o    Government Securities and
                                        o    Repurchase Agreements
Daily Assets Municipal Fund/            A spectrum of Municipal Securities. Up to 20% of assets
Municipal Cash Portfolio                may be invested in Municipal Securities or other
                                        Money Market Securities whose interest is subject
                                        to Federal income tax.

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser selects securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third party credit and liquidity enhancements. These investments are often comprised of long term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Also, many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions. Up to 20% of the Fund's income may be from securities the interest on which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if:
     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o funds are needed for another purpose.

PRINCIPAL RISKS OF INVESTING IN A FUND

         [Margin callout: MONEY MARKET FUND DISCLOSURE]
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government. agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below:

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increase may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. The Portfolios invest in highly-rated securities to minimize credit risk.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets maybe exposed to Municipal Securities whose issuers are located in one state or territory.

PERFORMANCE

The following charts and tables provide some indication of the historical risks of investing in Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of the Funds from year to year and each Fund's returns. Because the Institutional Shares of each Fund commenced operations in 1998, the information in the bar chart and performance table is for each Fund's Institutional Service Shares. The returns for Institutional Service Shares are similar to that of Institutional Shares. The returns of the classes differ only to the extent that the classes have different expenses. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS. THERE ARE NO CHARTS AND TABLES FOR DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND OR DAILY ASSETS MUNICIPAL FUND BECAUSE THESE FUNDS' INSTITUTIONAL SHARES HAVE NOT COMPLETED A FULL CALENDAR YEAR OF OPERATIONS.

DAILY ASSETS GOVERNMENT FUND

The following chart shows the annual total returns for each full calendar year that the Fund has operated.

[EDGAR representation of bar chart]

1993      2.83%
1994      3.80%
1995      5.36%
1996      4.82%
1997      4.87%
1998      4.97%

The calendar  year-to-date  total  return as of September  30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).

The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.

                                                    DAILY ASSETS
YEAR(S)                                           GOVERNMENT FUND
1 Year                                                 4.97%
5 Year                                                 4.76%
Since Inception (7/1/92)                               4.34%


DAILY ASSETS CASH FUND

The following chart shows the annual total returns for each full calendar year that the Institutional Service Shares have operated.

[EDGAR representation of bar chart]

1997      5.23%
1998      5.26%

The calendar  year-to-date  total  return as of September  30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares average annual total returns as of December 31, 1998.

                                                 DAILY ASSETS
YEAR(S)                                           CASH FUND
1 Year                                              5.26%
Since Inception (10/1/96)                           5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. There are no charges to purchase or redeem Fund shares.

Daily Assets Treasury Obligations Fund
         Management Fees (1)                                            0.14%
         Distribution (Rule 12b-1) Fees                                  None
         Other Expenses                                                 0.18%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                       0.32%
         Fee Waivers and Expense Reimbursements (3)                     0.02%
         NET EXPENSES                                                   0.30%
Daily Assets Government Fund
         Management Fees (1)                                            0.15%
         Distribution (Rule 12b-1) Fees                                  None
         Other Expenses                                                 0.46%
         TOTAL ANNUAL FUND OPERATING EXPENSES(2)                        0.61%
         Fee Waivers and Expense Reimbursements (3)                     0.31%
         NET EXPENSES                                                   0.30%
Daily Assets Government Obligations Fund
         Management Fees (1)                                            0.13%
         Distribution (Rule 12b-1) Fees                                  None
         Other Expenses                                                 0.27%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                       0.40%
         Fee Waivers and Expense Reimbursements (3)                     0.10%
         NET EXPENSES                                                   0.30%
Daily Assets Cash Fund
         Management Fees (1)                                            0.13%
         Distribution (Rule 12b-1) Fees                                  None
         Other Expenses                                                 0.22%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                       0.35%
         Fee Waivers and Expense Reimbursements (3)                     0.05%
         NET EXPENSES                                                   0.30%
Daily Assets Municipal Fund
         Management Fees (1)                                            0.15%
         Distribution (Rule 12b-1) Fees                                  None
         Other Expenses                                                 0.57%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                       0.72%
         Fee Waivers and Expense Reimbursements (3)                     0.42%
         NET EXPENSES                                                   0.30%

(1)      INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH .FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
 (3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS THAT MAY DECRESE AFTER AUGUST 31, 2000. DURING THE FISCAL YEAR ENDED AUGUST 31, 1999, EACH FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES INCLUDING FEE WAIVERS AND EXPENSE REIMBURSEMENTS WERE 0.05% FOR DAILY ASSETS MUNICIPAL FUND AND 0.20% FOR EACH OTHER FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 DAILY ASSETS
                   TREASURY        DAILY ASSETS        DAILY ASSETS        DAILY ASSETS
               OBLIGATIONS FUND     GOVERNMENT          GOVERNMENT             CASH            DAILY ASSETS
                                       FUND          OBLIGATIONS FUND          FUND           MUNICIPAL FUND
1 year               $31               $31                $31                  $31                 $31
3 years             $101              $164                $118                 $107                $188
5 years             $178              $309                $214                 $191                $359
10 years            $404              $733                $495                 $438                $855

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

Each Portfolio's Investment Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Adviser makes investment decisions for each Portfolio.

During the Funds' last fiscal year, the aggregate advisory fees paid, as a percentage of average net assets, the aggregate advisory fees paid to the Adviser were:

PORTFOLIO                                              ADVISORY FEE
Treasury Cash Portfolio                                   0.035%
Government Portfolio                                      0.050%
Government Cash Portfolio                                 0.035%
Cash Portfolio                                            0.035%
Municipal Cash Portfolio                                  0.050%


OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC is each Fund's transfer agent.

FUND EXPENSES

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit the average daily net asset expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to no more than 0.30% for each Fund.

YOUR ACCOUNT
[Margin Callout]HOW TO CONTACT THE FUNDS

WRITE TO US AT:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

TELEPHONE US AT:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
         Bankers Trust Company
         New York, New York
         ABA #021001033
                  FOR CREDIT TO:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received by the Transfer Agent as follows:

                                            ORDER MUST BE    PAYMENT MUST BE
TIMES INDICATED ARE EASTERN TIME             RECEIVED BY       RECEIVED BY
DAILY ASSETS GOVERNMENT FUND,                12:00 p.m.         4:00 p.m.
DAILY ASSETS MUNICIPAL FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND,       2:00 p.m.         4:00 p.m.
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND,
DAILY ASSETS CASH FUND

On days that the Bond Market Association recommends an early close of the government securities or that those markets or Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Day"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S.dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gifts or transfers to minors accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                    MINIMUM INITIAL       MINIMUM ADDITIONAL
                                      INVESTMENT            INVESTMENT
Standard Accounts                     $1,000,000               $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:          o  Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole        required to sign exactly as their names appear
proprietorship accounts.  Joint accounts can have two or        on the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                  o  Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a       custodial account under the UGMA or UTMA
child and obtain tax benefits.                               o  The custodian must sign instructions in a
                                                                manner indicating custodial capacity
BUSINESS ENTITIES                                            o  For entities with officers, submit a
                                                                Corporate/Organization Resolution Form or
                                                                similar
                                                             o  For entities with partners or other interested
                                                                parties, submit a Corporate/Organization
                                                                Resolution Form or similar document
TRUSTS                                                       o  The trust must be established before an
                                                                account can be opened
                                                             o  Submit a Corporate/Organization Resolution
                                                                Form or similar document


                                       15



INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o  Call or write us for an account application               o  Fill out an investment slip from a
o  Complete the application                                     confirmation or write us a letter
o  Mail us your application and a check                      o  Write your account number on your check
                                                             o  Mail us the slip (or your letter) and the check

BY WIRE                                                      BY WIRE
o  Call or write us for an account application               o  Call to notify us of your incoming wire
o  Complete the application                                  o  Instruct your bank to wire your money to us
o  Call us and we will assign you an account number
o  Mail us your application
o  Instruct your bank to wire your money to us

                                                             BY SYSTEMATIC INVESTMENT
                                                             o  Complete the systematic investment section of
                                                                the application
                                                             o  Attach a voided check to your application
                                                             o  Mail us the completed application

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send the  redemption  proceeds
o Obtain a signature  guarantee (if required)
o Obtain other  documentation  (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application - See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is  registered
  o Additional  form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application - See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 p.m., eastern time (or other time as may be determined), for Daily Assets Government Fund and Daily Assets Municipal Fund, or after 2:00 p.m., eastern time (or other time as may be determined), for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

o Sales of over $50,000 worth of shares.
o Changes to a shareholder's record name
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or may other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares for Institutional Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account numbers
  o The names of the funds from which you are selling and into which you are exchanging
  o The  dollar  amount  or  number  of  shares  you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact  name(s) in which  account is  registered
  o  Additional form of identification

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund also offers Investor Shares and Institutional Service Shares. Investor Shares are designed for retail investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain a prospectus describing these additional classes by contacting the Transfer Agent.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND

It is anticipated that substantially all of the Fund's net income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain is taxable to you as ordinary income.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in the Institutional Share Class of a Fund (assuming the reinvestment of all distributions). Prior to the operation of Institutional Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Service Shares. Performance information for this class is also included in the following table. This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

DAILY ASSETS TREASURY OBLIGATIONS FUND

          YEAR/PERIOD ENDED AUGUST 31:
                                                      1999          1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.05            0.03
Total From Investment Operations                      0.05           0.03
Less Distributions:
  From Net Investment Income                         (0.05)         (0.03)
Total Distributions                                  (0.05)         (0.03)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.20%          0.20%(3)
  Gross Expenses(2)                                  0.32%          0.47%(3)
  Net Investment Income                              4.58%          5.41%(3)
Total Return                                         4.67%          3.34%
Net Assets at End of Period
(in thousands)                                    $86,295        $110,561

(1) DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SHARES ON JANUARY 22, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS GOVERNMENT FUND(1)

                                     INSTITUTIONAL                           INSTITUTIONAL SERVICE
      YEAR/PERIOD ENDED:              AUGUST 31,                 AUGUST 31,                       MARCH 31,
                                   1999         1998         1998          1997         1997         1996         1995
SELECTED DATA FOR A SINGLE
   SHARE
Beginning Net Asset Value Per     $1.00        $1.00         $1.00        $1.00        $1.00        $1.00        $1.00
   Share
Income from Investment
   Operations:
Net Investment Income              0.05         0.01         0.05          0.02         0.05         0.05         0.04
Total From Investment              0.05         0.01         0.05          0.02         0.05         0.05         0.04
   Operations
Less Distributions:
From Net Investment Income        (0.05)       (0.01)       (0.05)        (0.02)       (0.05)       (0.05)       (0.04)
Total Distributions               (0.05)       (0.01)       (0.05)        (0.02)       (0.05)       (0.05)       (0.04)
Ending Net Asset Value Per        $1.00        $1.00        $1.00         $1.00        $1.00        $1.00        $1.00
   Share
OTHER INFORMATION
Ratios to Average Net Assets:
Net Expenses                      0.20%       0.20%(3)       0.46%       0.50%(3)      0.50%        0.50%        0.37%
Gross Expenses(2)                 0.61%       0.69%(3)       0.91%       0.95%(3)      0.99%        1.06%        1.10%
Net Investment Income             4.81%       5.26%(3)       4.93%       4.76%(3)      4.70%        5.01%        4.45%
Total Return                      4.92%       0.89%          5.04%       2.01%         4.80%        5.18%        4.45%
Net Assets at End of Period
(in thousands)                   $28,709     $36,095        $9,485       $44,116      $43,975      $43,103      $36,329

(1) EFFECTIVE JUNE 19, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MARCH 31 TO AUGUST 31.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3) ANNUALIZED.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

   YEAR/PERIOD ENDED AUGUST 31:
                                         1999           1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share     $1.00           $1.00
Income from Investment Operations:
  Net Investment Income                  0.05            0.03
Total From Investment Operations         0.05            0.03
Less Distributions:
  From Net Investment Income            (0.05)          (0.03)
Total Distributions                     (0.05)          (0.03)
Ending Net Asset Value Per Share        $1.00           $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                           0.20%         0.20%(3)
  Gross Expenses(2)                      0.40%         0.74%(3)
  Net Investment Income                  4.85%         5.43%(3)
Total Return                             4.98%         3.24%
Net Assets at End of Period
(in thousands)                         $26,627        $15,352

(1) DAILY ASSETS GOVERNMENT OBLIGATIONS FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SHARES ON JANUARY 30, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS CASH FUND(1)

                                             INSTITUTIONAL               INSTITUTIONAL SERVICE
   YEAR/PERIOD ENDED AUGUST 31:
                                         1999            1998             1998             1997
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share     $1.00            $1.00          $1.00             $1.00
Income from Investment Operations:
  Net Investment Income                  0.05            0.03             0.05             0.05
Total From Investment Operations         0.05            0.03             0.05             0.05
Less Distributions:
  From Net Investment Income            (0.05)          (0.03)          (0.05)            (0.05)
Total Distributions                     (0.05)          (0.03)          (0.05)            (0.05)
Ending Net Asset Value Per Share        $1.00            $1.00          $1.00             $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                           0.45%         0.20%(3)         0.46%(3)         0.52%(3)
  Gross Expenses(2)                      0.70%         0.68%(3)         0.90%(3)         1.22%(3)
  Net Investment Income                  4.59%         5.46%(3)         5.22%(3)         5.06%(3)
Total Return                             4.81%         2.70%            5.34%            4.70%
Net Assets at End of Period
(in thousands)                         $38,926         $28,396         $5,235           $12,076

(1) EFFECTIVE JUNE 19, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MARCH 31 TO AUGUST 31.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS MUNICIPAL FUND

YEAR/PERIOD ENDED AUGUST 31:                          1999         1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
Net Investment Income                                 0.03           0.01
Total From Investment Operations                      0.03           0.01
Less Distributions:
From Net Investment Income                           (0.03)         (0.01)
Total Distributions                                  (0.03)         (0.01)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
Net Expenses                                         0.05%           0.12%(3)
Gross Expenses(1)                                    0.72%           1.26%(3)
Net Investment Income                                3.10%           3.16%(3)
Total Return                                         3.15%           0.59%
Net Assets at End of Period
                                                    $20,624         $20,773
(in thousands)

(1) DAILY ASSETS MUNICIPAL FUND COMMENCED THE OFFERING OF INSTITUTIONAL SHARES ON JUNE 25, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO ON EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

                           FOR MORE INFORMATION
                                                                                         FORUM
         The following documents are available free upon request:                        FUNDS

                        ANNUAL/SEMI-ANNUAL REPORTS
           Additional information about each Fund's investments                  DAILY ASSETS TREASURY
                  is available in the Fund's annual and                            OBLIGATIONS FUND
                   semi-annual reports to shareholders.
                                                                                     DAILY ASSETS
               STATEMENT  OF   ADDITIONAL   INFORMATION   ("SAI")                   GOVERNMENT FUND
    The SAI provides more detailed  information  about each Fund and is
                incorporated by reference into this prospectus.                  DAILY ASSETS GOVERNMENT
                                                                                   OBLIGATIONS FUND
                           CONTACTING THE FUNDS
    You can get a free copy of both  reports  and the SAI,  request  other       DAILY ASSETS CAHS FUND
 information and discuss your questions about each Fund by contacting the
                                Funds at:                                      DAILY ASSETS MUNICIPAL FUND

                     Forum Shareholder Services, LLC
                               P.O. Box 446
                          Portland, Maine 04112
                       800-94FORUM or 800-943-6786
                               207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
      You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission ("SEC").
                 You can get copies, for a fee, by writing to:

                                                                                      Forum Funds
                             Public Reference Room                                   P.O. Box 446
                      Securities and Exchange Commission                         Portland, Maine 04112
                          Washington, D.C. 20549-0102                               800-94FORUM or
                      E-mail address: publicinfo@sec.gov                             800-943-6786
                                                                                     207-879-0001
   The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free copies of the reports and SAIs are available from the SEC's Internet website at
                           http://www.sec.gov.


                 Investment Company Act File No. 811-3023

                                                                       LOGO




                                   PROSPECTUS
                          INSTITUTIONAL SERVICE SHARES

                                 JANUARY 1, 2000

                     DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                             DAILY ASSETS CASH FUND

                           DAILY ASSETS MUNICIPAL FUND

   FIVE MONEY MARKET FUNDS THAT, WITH THE EXCEPTION OF DAILY ASSETS MUNICIPAL FUND, SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND THAT IS
 CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          SUMMARY                                                     2
          PERFORMANCE                                                 6
          FEE TABLES                                                  9
          MANAGEMENT                                                 11
          YOUR ACCOUNT                                               13

                    HOW TO CONTACT THE FUNDS                         13
                    GENERAL INFORMATION                              13
                    BUYING SHARES                                    14
                    SELLING SHARES                                   17
                    EXCHANGE PRIVILEGES                              19

          OTHER INFORMATION                                          20
          Financial highlights                                       23

SUMMARY

This Prospectus offers Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and customer accounts.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND]
         MONEY MARKET SECURITY means a high credit quality, short-term U.S. dollar denominated debt security
         TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
         GOVERNMENT  SECURITY means a security that is issued or  guaranteed by
         the U.S.  Government, its  agencies  or   instrumentalities
         REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest
         MUNICIPAL SECURITY means a security the interest on which is exempt from Federal income tax

Each Fund invests in a diversified  portfolio of Money Market  Securities and:
     o seeks to  maintain  a stable  net asset  value of $1.00  per share
     o invests  in securities  with  remaining  maturities of 397 days or less
     o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in a Core portfolio (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies. The Portfolios in which the Funds invest and their primary investments are:

           FUND/PORTFOLIO                                      PRIMARY INVESTMENTS
Daily Assets Treasurry Obligations      Treasury Securities and Repurchase Agreements backed
Fund/Treasury Cash Portfolio            by Treasury Securities
Daily Assets Government Fund/           Treasury Securities and Goverment Securities that
Government Portfolio                    generally are exempt from state and local income taxes
Daily Assets Government Obligations     Government Securities and Repurchase Agreements
Fund/Government Cash Portfolio          backed by Government Securities
Daily Assets Cash Fund/Cash             A spectrum of Money Market Securities including:
Portfolio                               o securities   issued   by   financial institutions,
                                          such as  certificates
                                          of  deposits,  bank notes,  bankers'
                                          acceptances  and  time  deposits
                                        o securities issued by domestic companies, such as
                                          commercial paper,
                                        o Government Securities and
                                        o Repurchase Agreements
Daily Assets Municipal                  A spectrum if Municipal Securities.
Fund/Municipal Cash Portfolio

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser selects for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third party credit and liquidity enhancements. These investments are often compromised of long term Municipal Securities structured to allow the owner the option to sell the security back to the issuer or a modest premium. Also, many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions. Up to 20% of the Fund's income may be from securities the interest on which is not exempt from Federal income tax.

The Adviser may sell a Money Market Security if
o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio, o the security subsequently fails to meet the Adviser's investment criteria or o funds are needed for another purpose.

PRINCIPAL RISKS OF INVESTING IN A FUND

         [Margin callout: MONEY MARKET FUND DISCLOSURE]
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, change the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Portfolios' investments. Increases in interest rates may cause a decline in the value. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. The Portfolios invest in highly-rated securities to minimize credit risk.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets may be exposed to Municipal Securities whose issuers are located in one state or territory.

PERFORMANCE

The following charts and tables provide some indication of the historical risks of investing in the Institutional Service Shares of Daily Assets Government Fund and Daily Assets Cash Fund by showing changes in the performance of the Funds from year to year and each Fund's returns. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS. THERE ARE NO CHARTS OR TABLES FOR DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND OR DAILY ASSETS MUNICIPAL FUND BECAUSE THESE FUNDS' INSTITUTIONAL SHARES HAVE NOT COMPLETED A FULL CALENDAR YEAR OF OPERATIONS.

DAILY ASSETS GOVERNMENT FUND

The following chart shows the annual total returns for each full calendar year that the Fund has operated.

[EDGAR Representation of bar chart]

1993      2.83%
1994      3.80%
1995      5.36%
1996      4.82%
1997      4.87%
1998      4.97%

The calendar  year-to-date  total  return as of September  30, 1999 was 3.47%.

During the periods shown in the chart, the highest quarterly return was 5.56% (for the quarter ended March 31, 1995) and the lowest return was 2.78% (for the quarter ended June 30, 1993).

The following table lists the Institutional Service Shares' average annual total return as of December 31, 1998.


                                                   DAILY ASSETS
YEAR(S)                                          GOVERNMENT FUND
1 Year                                                4.97%
5 Year                                                4.76%
Since Inception (7/1/92)                              4.34%


DAILY ASSETS CASH FUND

The following chart shows the annual total returns for each full calendar year that the Fund has operated.

[EDGAR representation of bar chart]

1997      5.23%
1998      5.36%

The calendar  year-to-date  total  return as of September  30, 1999 was 3.51%.

During the periods shown in the chart, the highest quarterly return was 5.39% (for the quarter ended March 31, 1998) and the lowest return was 5.01% (for the quarter ended December 31, 1998).

The following table lists the Institutional Service Shares average annual total returns as of December 31, 1998.


                                                      DAILY ASSETS
YEAR(S)                                                CASH FUND
1 Year                                                   5.26%
Since Inception (10/1/96)                                5.22%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in the Institutional Service Shares of a Fund. There are no charges to purchase or redeem Fund shares.


DAILY ASSETS TREASURY OBLIGATIONS FUND
         Management Fees (1)                                       0.13%
         Distribution (Rule 12b-1) Fees                            None
         Other Expenses                                            0.76%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  0.89%
         Fee Waiver and Expense Reimbursement(3)                   0.34%
         NET EXPENSES                                              0.55%
DAILY ASSETS GOVERNMENT FUND
         Management Fees (1)                                       0.15%
         Distribution (Rule 12b-1) Fees                            None
         Other Expenses                                            1.00%
         TOTAL ANNUAL FUND OPERATING EXPENSES(2)                   1.15%
         Fee Waiver and Expense Reimbursement(3)                   0.60%
         NET EXPENSES                                              0.55%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
         Management Fees (1)                                       0.13%
         Distribution (Rule 12b-1) Fees                            None
         Other Expenses                                            0.67%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  0.80%
         Fee Waiver and Expense Reimbursement(3)                   0.25%
         NET EXPENSES                                              0.55%
DAILY ASSETS CASH FUND
         Management Fees (1)                                       0.13%
         Distribution (Rule 12b-1) Fees                            None
         Other Expenses                                            0.57%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  0.70%
         Fee Waiver and Expense Reimbursement(3)                   0.15%
         NET EXPENSES                                              0.55%
DAILY ASSETS MUNICIPAL FUND
         Management Fees (1)                                       0.15%
         Distribution (Rule 12b-1) Fees                            None
         Other Expenses                                            1.06%
         TOTAL ANNUAL FUND OPERATING EXPENSES (2)                  1.21%
         Fee Waiver and Expense Reimbursement(3)                   0.66%
         NET EXPENSES                                              0.55%

(1)      INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 1999 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
 (3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER AUGUST 31, 2000. DURING THE FISCAL YEAR ENDED 8/31/99, EACH FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES INCLUDING FEE WAIVER AND EXPENSE REIMBURSEMENTS WERE 0.45% FOR EACH FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Institutional Service Shares of a Fund to the cost of investing in other mutual Service Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                  DAILY ASSETS
                    TREASURY        DAILY ASSETS        DAILY ASSETS         DAILY ASSETS
                OBLIGATIONS FUND     GOVERNMENT          GOVERNMENT              CASH            DAILY ASSETS
                                        FUND          OBLIGATIONS FUND           FUND           MUNICIPAL FUND
 1 year                $56               $56                 $56                  $56                 $56
 3 years              $250              $306                $230                 $209                $319
 5 years              $460              $575                $420                 $375                $601
 10 years           $1,065            $1,344                $967                 $856               $1,407

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Advisor makes investment decisions for each Portfolio.

During the Funds' last fiscal year, as a percentage of average net assets, the aggregate advisory fees paid to the Adviser were:

PORTFOLIO                                            ADVISORY FEE
Treasury Cash Portfolio                                 0.030%
Government Portfolio                                    0.050%
Government Cash Portfolio                               0.030%
Cash Portfolio                                          0.030%
Municipal Cash Portfolio                                0.050%

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

The Trust has adopted a shareholder servicing plan under which the Trust to pay FAdS a fee for providing shareholder service that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Institutional Service Shares.

FUND EXPENSES

Certain service providers of each Fund have undertaken to waive a portion of their fees in order to limit Total Fund operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to no more than 0.55% of each Fund.

YOUR ACCOUNT
[Margin Callout: HOW TO CONTACT THE FUNDS]

WRITE TO US AT:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

TELEPHONE US AT:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
         Bankers Trust Company
         New York, New York
         ABA #021001033
                  FOR CREDIT TO:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase, if the order and payment are received by the Transfer Agent as follows:

                                             ORDER MUST BE     PAYMENT MUST BE
TIMES INDICATED ARE EASTERN TIME              RECEIVED BY        RECEIVED BY
DAILY ASSETS GOVERNMENT FUND,                 12:00 p.m.          4:00 p.m.
DAILY ASSETS MUNICIPAL FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND,        2:00 p.m.          4:00 p.m.
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND,
DAILY ASSETS CASH FUND

On days that the Bond Market Association recommends an early close of the government securities or that those markets or the New York Stock Exchange or Federal Reserve Bank of San Francisco closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gift or transfer to minor accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                 MINIMUM INITIAL         MINIMUM ADDITIONAL
                                   INVESTMENT                INVESTMENT
Standard Accounts                   $100,000                    $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:          o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole       required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or       the account
more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                  o Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a      custodial account under the UGMA or UTMA
child and obtain tax benefits.                               o The custodian must sign instructions in a
                                                               manner indicating custodial capacity
BUSINESS ENTITIES                                            o For entities with officers, submit a
                                                               Corporate/Organization Resolution form or similar
                                                               document
                                                             o For entities with partners or other interested
                                                               parties, submit a Corporate/Organization
                                                               Resolution form or similar document
TRUSTS                                                       o The trust must be established before an
                                                               account can be opened
                                                             o Submit a Corporate/Organization Resolution
                                                               form or similar document


                                       15


INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o Call or write us for an account application                o Fill out an investment slip from a
o Complete the application                                     confirmation or write us a letter
o Mail us your application and a check                       o Write your account number on your check
                                                             o Mail us the slip (or your letter) and the check

BY WIRE                                                      BY WIRE
o Call or write us for an account application                o Call to notify us of your incoming wire
o Complete the application                                   o Instruct your bank to wire your money to us
o Call us and we will assign you an account number
o Mail us your application
o Instruct your bank to wire your money to us

                                                             BY SYSTEMATIC INVESTMENT
                                                             o Complete the systematic investment section of
                                                               the application
                                                             o Attach a voided check to your application
                                                             o Mail us the completed application

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account number
     o The Fund name
     o The dollar amount or number of shares you want to sell
     o How and where to send the  redemption  proceeds
o Obtain a signature  guarantee (if required)
o Obtain other  documentation  (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges
- See "By  Telephone")  OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s)  in which  the  account  is  registered
     o  Additional form of identification
o Redemption proceeds will be:
     o Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., eastern time (or other time as may be determined), for Daily Assets Government Fund and Daily Assets Municipal Fund, or after 2:00 P.M., eastern time (or other time as may be determined), for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.
     o Sales of over $100,000 worth of shares
     o Changes to a shareholder's  record name
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership from yours)
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Institutional Service Shares for Institutional Service Shares of another Fund. For a list of other Funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o Prepare a written request including:
     o Your name(s) and signature(s)
     o Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
     o Your account number
     o Exact  name(s) in which  account is  registered
     o Additional  form of identification

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares each Fund also offers Investor Shares and Institutional Shares. Investor Shares are designed for retail investors and Institutional Shares are designed for institutional investors. You may obtain a prospectus describing these additional classes by contacting the Transfer Agent.


DISTRIBUTIONS

Each Fund distributes its net investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain. A Fund's distributions also may be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND

It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. The Fund's distribution of taxable interest, other investment income and short-term capital gain is taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. Distributions, including distributions that are exempt from Federal income tax, may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds is an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

DAILY ASSETS TREASURY OBLIGATIONS FUND

YEAR/PERIOD ENDED AUGUST 31:
                                                      1999          1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00           $1.00
Income from Investment Operations:
Net Investment Income                                 0.04            0.02
Total From Investment Operations                      0.04            0.02
Less Distributions:
From Net Investment Income                           (0.04)          (0.02)
Total Distributions                                  (0.04)          (0.02)
Ending Net Asset Value Per Share                     $1.00           $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
Net Expenses                                         0.45%          0.45%(3)
Gross Expenses(2)                                    0.89%          1.53%(3)
Net Investment Income                                4.34%          5.16%(3)
Total Return                                         4.46%          2.19%
Net Assets at End of Period
(in thousands)                                     $18,369         $4,448

(1) DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SERVICE SHARES ON APRIL 1, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS GOVERNMENT FUND(1)

      YEAR/PERIOD ENDED:                        AUGUST 31,                                     MARCH 31,
                                    1999           1998          1997(3)          1997            1996           1995
SELECTED DATA FOR A SINGLE
   SHARE
Beginning Net Asset Value Per      $1.00           $1.00          $1.00          $1.00           $1.00          $1.00
   Share
Income from Investment
   Operations:
  Net Investment Income             0.05           0.05            0.02           0.05            0.05           0.04
Total From Investment               0.05           0.05            0.02           0.05             0.05          0.04
   Operations
Less Distributions:
  From Net Investment Income       (0.05)         (0.05)          (0.02)         (0.05)           (0.05)        (0.04)
Total Distributions                (0.05)         (0.05)          (0.02)         (0.05)           (0.05)        (0.04)
Ending Net Asset Value Per         $1.00           $1.00          $1.00          $1.00            $1.00         $1.00
   Share
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                     0.45%           0.46%         0.50%(4)         0.50%          0.50%          0.37%
  Gross Expenses(2)                1.15%           0.91%         0.95%(4)         0.99%          1.06%          1.10%
  Net Investment Income            4.57%           4.93%         4.76%(4)         4.70%          5.01%          4.45%
Total Return                       4.66%           5.04%         2.01%            4.80%          5.18%          4.45%
Net Assets at End of Period
(in thousands)                   $5,775          $9,485        $44,116         $43,975        $43,103        $36,329

(1) EFFECTIVE JUNE 19, 1997, THE FUND CHANGED ITS FISCAL YEAR AND FROM MARCH 31 TO AUGUST 31.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3) THESE FIGURES REFLECT THE FINANCIAL HIGHLIGHTS FOR THE PERIOD APRIL 1, 1997 THROUGH AUGUST 31, 1997.
(4)  ANNUALIZED.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

YEAR/PERIOD ENDED AUGUST 31:
                                                      1999        1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.05          0.02
Total From Investment Operations                      0.05          0.02
Less Distributions:
  From Net Investment Income                         (0.05)         (0.02)
Total Distributions                                  (0.05)         (0.02)
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.45%           0.45%(3)
  Gross Expenses(2)                                  0.80%           2.13%(3)
  Net Investment Income                              4.54%           5.16%(3)
Total Return                                         4.72%           2.22%
Net Assets at End of Period
(in thousands)                                    $22,328         $2,390

(1) DAILY GOVERNMENT OBLIGATIONS FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SERVICE SHARES ON MARCH 30, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS CASH FUND

YEAR/PERIOD ENDED: AUGUST 31:
                                         1999            1998            1997(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share     $1.00           $1.00           $1.00
Income from Investment Operations:
  Net Investment Income                  0.05            0.05            0.05
Total From Investment Operations         0.05            0.05            0.05
Less Distributions:
  From Net Investment Income            (0.05)          (0.05)          (0.05)
Total Distributions                     (0.05)          (0.05)          (0.05)
Ending Net Asset Value Per Share        $1.00           $1.00           $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                           0.45%         0.46%(3)         0.52%(3)
  Gross Expenses(2)                      0.70%         0.90%(3)         1.22%(3)
  Net Investment Income                  4.59%         5.22%(3)         5.06%(3)
Total Return                             4.81%         5.34%            4.70%
Net Assets at End of Period
(in thousands)                        $58,661         $5,235          $12,076

(1) DAILY ASSETS CASH FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SERVICE SHARES ON OCTOBER 1, 1996.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

DAILY ASSETS MUNICIPAL FUND

YEAR/PERIOD ENDED AUGUST 31:
                                                      1999         1998(1)
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value Per Share                  $1.00          $1.00
Income from Investment Operations:
  Net Investment Income                               0.03           ---
Total From Investment Operations                      0.03           ---
Less Distributions:
  From Net Investment Income                         (0.03)          ---
Total Distributions                                  (0.03)          ---
Ending Net Asset Value Per Share                     $1.00          $1.00
OTHER INFORMATION
Ratios to Average Net Assets:
  Net Expenses                                       0.45%         0.59%(3)
  Gross Expenses(2)                                  1.21%        721.84%(3)
  Net Investment Income                              2.66%         2.76%(3)
Total Return                                         2.77%         0.20%
Net Assets at End of Period                        $3,295          $10
(in thousands)

(1) DAILY ASSETS MUNICIPAL FUND COMMENCED THE OFFERING OF THE INSTITUTIONAL SERVICE SHARE CLASS OF ON AUGUST 6, 1998.
(2) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY WAIVERS AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS RESPECTIVE PORTFOLIO.
(3)  ANNUALIZED.

                           FOR MORE INFORMATION                                          LOGO

         The following documents are available free upon request:            INSTITUTIONAL SERVICE SHARES

                        ANNUAL/SEMI-ANNUAL REPORTS
           Additional information about each Fund's investments                  DAILY ASSETS TREASURY
                  is available in the Fund's annual and                            OBLIGATIONS FUND
                   semi-annual reports to shareholders.
                                                                                     DAILY ASSETS
               STATEMENT  OF   ADDITIONAL   INFORMATION   ("SAI")                  GOVERNMENT FUND
    The SAI provides more detailed  information  about each Fund and is
                      incorporated by reference into                            DAILY ASSETS GOVERNMENT
                             this Prospectus.                                      OBLIGATIONS FUND

                           CONTACTING THE FUNDS                                 DAILY ASSETS CASH FUND
       You can get a free copy of both reports and the SAI, request other
            information and discuss your questions about each Fund by         DAILY ASSETS MUNICIPAL FUND
                         contacting the Funds at:

                     FORUM SHAREHOLDER SERVICES, LLC
                               P.O. Box 446
                          Portland, Maine 04112
                       800-94FORUM or 800-943-6786
                               207-879-0001

               SECURITIES AND EXCHANGE COMMISSION INFORMATION
        You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of
             the Securities and Exchange Commission ("SEC").
              You can get copies, for a fee, by writing to:

                          Public Reference Room
                    Securities and Exchange Commission
                       Washington, D.C. 20549-6009                                    Forum Funds
                    E-mail address: publicinfo@sec.gov                               P.O. Box 446
                                                                                 Portland, Maine 04112
   The scheduled hours of operation of the Public Reference Room may be             800-94FORUM or
    obtained by calling the SEC at 1-202-942-8090. Free copies of the                800-943-6786
    reports and SAIs are available from the SEC's Internet website at                207-879-0001
                           http://www.sec.gov.


                 Investment Company Act File No. 811-3023

              FORUM
              FUNDS
                                   STATEMENT OF ADDITIONAL INFORMATION
                                   JANUARY 1, 2000





FUND INFORMATION:                  Daily Assets Treasury Obligations Fund
                                   Daily Assets Government Fund
         Forum Funds               Daily Assets Government Obligations Fund
         Two Portland Square       Daily Assets Cash Fund
         Portland, Maine 04101     Daily Assets Municipal Cash Fund
         (207) 879-0001
         (800) 94FORUM

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

         Forum Shareholder
         Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 94FORUM









This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2000, as may be amended from time to time, offering Institutional Shares, Institutional Service Shares and Investors Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary ......................................................2
1.       General Information............................................3
2.       Investment Policies and Risks..................................3
3.       Investment Limitations.........................................10
4.       Performance Data and Advertising...............................14
5.       Management.....................................................18
6.       Portfolio Transactions.........................................25
7.       Additional Purchase and Redemption Information.................26
8.       Taxation ......................................................29
9.       Other Matters..................................................32
Appendix A - Description of Securities Ratings..........................A-1
Appendix B - Miscellaneous Tables.......................................B-1
Appendix C - Performance Data...........................................C-1
Appendix D - Additional Advertising Materials...........................D-1

GLOSSARY


"Adviser" means Forum Investment Advisors, LLC

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of each Fund's assets.

"FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

"FAcS" means Forum Accounting Services, LLC, fund accountant of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"FSS" means Forum Shareholder Services, LLC, transfer agent of each Fund.

"Fund" means each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund.

"Fitch" means Fitch IBCA, Inc.

"Government Securities" means securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (see prospectus).

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share (see prospectus).

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means each of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, series of Core Trust.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of McGraw Hill Companies.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury (see prospectus).

"Trust" means Forum Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

GENERAL INFORMATION

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Each Fund invests substantially all of its assets in separate Portfolios of Core Trust (each "a Portfolio"), another open-end, management investment company with identical investment objectives and substantially similar investment policies, as follows:

Daily Assets Treasury Fund                  Treasury Cash Portfolio
Daily Assets Government Fund                Government Portfolio
Daily Assets Government Cash Fund           Government Cash Portfolio
Daily Assets Cash Fund                      Cash Portfolio
Daily Assets Municipal Fund                 Municipal Cash Portfolio

CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 800-754-8757. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks. Unless otherwise indicated below, the discussion of the investment policies of a Fund also refers to the investment policies of the Core Portfolio in which the Fund invests.

                          SECURITY RATINGS INFORMATION

Under Rule 2a-7, each Portfolio must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality if the Adviser determines that retaining such security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

                             FIXED INCOME SECURITIES

VARIABLE AND FLOATING RATE SECURITIES

Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term U.S. Government Securities.

Cash Portfolio also may purchase variable and floating rate corporate master notes and similar securities. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET BACKED SECURITIES

       A Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association Securities that are Government Securities). Treasury Cash Portfolio may only purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically have a number of classes or series with different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

MUNICIPAL SECURITIES

Municipal Cash Portfolio may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

BONDS AND NOTES Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

LEASES State and local governments and authorities enter into municipal leases to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes do not apply to municipal leases that do not require the governmental issuer to satisfy underlying obligations unless money is appropriated for that purpose by the state legislature on a yearly or periodic basis.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES The Portfolio may acquire "puts" on municipal securities. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolio may sell, transfer or assign a put only with the sale, transfer or assignment of the underlying security or securities. The amount payable to the Portfolio upon its exercise of a "put" is normally: (1) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Portfolio to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Portfolio's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Portfolio's assets. The Portfolio intends to enter into puts only with dealers, banks and broker-dealers that, in the Adviser's opinion, present minimal credit risks.

The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolio's policy is to enter into stand-by commitment transactions only with municipal securities dealers that are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When the Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

OTHER MUNICIPAL OBLIGATIONS Variable Rate Demand Notes ("VRDN") are municipal bonds with maturities of up to 40 years. These instruments have a demand feature that permits the holder to sell the instruments back to the issuer. A holder of these instruments may exercise the demand feature at predetermined intervals, usually daily or weekly. The interest rate on these securities mirror prevailing interest rates. Tender option bonds have relatively long maturities and fixed rates of interest. Under an agreement with a third party financial institution, a holder of these bonds may tender them to the institution and receive the face value of the bonds. A holder may exercise this option at periodic intervals, usually six months to a year.

ALTERNATIVE MINIMUM TAX Municipal  securities are also categorized  according to
(1) whether the interest is or is not included in the calculation of alternative minimum taxes for individuals and corporations, (2) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (3) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

ZERO COUPON SECURITIES

Government Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

The Portfolio must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Portfolio distributes all of its net investment income, the Portfolio may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

GENERAL RISKS

INTEREST RATE RISK Changes in interest rates affects the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

MORTGAGE AND ASSET BACKED SECURITIES The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. Mortgage prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security and a Portfolio's yield. Because prepayments of principal generally occur when interest rates are declining, a Portfolio may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. When this occurs, a Portfolio's yield will decline. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates. To the extent that a Portfolio purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.


                  REPURCHASE AGREEMENTS AND SECURITIES LENDING

GENERAL

Each Portfolio may enter into Repurchase Agreements. Repurchase Agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a Repurchase Agreement, the Portfolios' custodian or subcustodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase Agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS

Repurchase Agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security purchased by or lent by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to Repurchase Agreements. A Portfolio will only enter a Repurchase Agreement with a seller that the Adviser believes present minimal credit risk.

                                    BORROWING

GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of a Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of a Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of a Portfolio's total assets.

RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Portfolio buys securities with borrowed Portfolios and the value of the securities declines, a Portfolio may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Portfolio may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Portfolio's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Portfolio's investment portfolio, a Portfolio's use of borrowing would result in a lower rate of return than if the Portfolio did not borrow. The size of any loss incurred by a Portfolio due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to a Portfolio.

                             WHEN-ISSUED SECURITIES

GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions and forward commitments enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed delivery basis may result in a loss the Portfolio or a missed opportunity to make an alternative investment.

                               ILLIQUID SECURITIES

GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and, except as otherwise determined by the Adviser, securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

INVESTMENT LIMITATIONS

Each Fund has adopted the same investment limitations. The investment objective of a Fund or Portfolio is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund (or interests in the case of a Portfolio); or (2) 67 percent of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund (or interests in the case of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval and the Core Trust Board may change a nonfundmental policy of a Portfolio without interestholder consent.

For purposes of all investment policies of the Funds and Portfolios (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund or Portfolio may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund or Portfolio may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                             FUNDAMENTAL LIMITATIONS

GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

CONCENTRATION Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

For purposes of concentration: (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

REAL ESTATE Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

LENDING Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into Repurchase Agreements and (iii) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.

PLEDGING Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

OPTIONS Write put and call options.

INVESTING FOR CONTROL Invest for the purpose of exercising control over any person.

RESTRICTED SECURITIES  Purchase restricted securities.
---------------------


TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO

The Portfolios may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

For purposes of concentration: (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

                           NONFUNDAMENTAL LIMITATIONS

GOVERNMENT CASH PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

SECURITIES WITH VOTING RIGHTS Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO

Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in Repurchase Agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

                      INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's investment portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Portfolio shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Portfolio shares is permissible and in compliance with any applicable investment or other limits.

Portfolio shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Portfolio shares, and thereafter may be required to review its investment in a Portfolio for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Portfolio at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - TREASURY CASH PORTFOLIO AND GOVERNMENT CASH PORTFOLIO

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Funds limit their investments to U.S. Government Securities (including Treasury STRIPS) and Repurchase Agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e) or (iii) a residual interest in a CMO or REMIC. The Portfolios also may invest in reverse Repurchase Agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limit its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R.
Section  566.1(g)  and as  short-term  liquid  assets  under 12  C.F.R.  Section
566.1(h).


PERFORMANCE DATA AND ADVERTISING

                                PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Funds' performance will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes performance information for each Fund.

SEC YIELD

Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN CALCULATIONS

A Fund's or class's total return shows its overall change in value, assuming that all of the Fund's or class's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund or class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's or class's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class`s performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's or class's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of a Fund's portfolio managers and the portfolio management staff of a Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (9) a comparison of a Fund's or class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund or class may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

MANAGEMENT

                       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

-------------------------------------------- ----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------

John Y. Keffer*, Chairman and President      President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942                         holding company)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Costas Azariadis, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Visiting Professor of Economics, Athens University of Economics and
Department of Economics                      Business 1998-1999
University of California
Los Angeles, CA 90024
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop Stimson Putnam & Roberts (law firm) 1989-1995
40 West 57th Street
New York, NY 10019
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
David I. Goldstein, Vice President           Counsel and General Counsel, Forum Financial Group, LLC since 1995
Born:  August 3, 1961                        Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Stacey Hong, Treasurer                       Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Assistant Counsel and Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                          (brokerage firm) 1993-1998
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------

The following trustees and officers hold the same positions with other investment companies that are considered part of a "Fund Complex." A Fund Complex is comprised of two or more investment companies that (1) hold themselves out to investors as related for purposes of investment and investor services (2) share a common investment adviser or (3) have an investment adviser that is an affiliate of an adviser to another investment company.

TRUSTEE OR OFFICER                 POSITION

John Y. Keffer                     Trustee and President, The Cutler Trust
                                   Chairman and President, Core Trust (Delaware)
                                   Trustee, The Cutler Trust

Costas Azariadas                   Trustee, Core Trust (Delaware)

James C. Cheng                     Trustee, Core Trust (Delaware)

J. Michael Parish                  Trustee, Core Trust (Delaware)

David I. Goldstein                 Vice President, Core Trust (Delaware)

                      COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ended August 31, 1999.

                                                            TOTAL COMPENSATION
                             COMPENSATION FROM TRUST            TRUST AND
TRUSTEE                                                      FUND COMPLEX(1)
John Y. Keffer                          $0                          $0
Costas Azariadis                      $9,500                     $13,000
James C. Cheng                        $9,500                     $14,500
J. Michael Parish                     $9,500                     $14,500

(1) These figures include fees paid to the Core Trust Trustees by the Portfolios.

                       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises the Portfolios' activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

--------------------------------------------------- ---------------------------------------------------------------
          NAME, POSITION WITH THE TRUST,                            PRINCIPAL OCCUPATION(S) DURING
                 AGE AND ADDRESS                                             PAST 5 YEARS
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
John Y. Keffer*,Chairman and President
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Costas Azariadas, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
James C. Cheng, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
J. Michael Parish, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Thomas G. Sheehan, Vice President                   Managing Director, Forum Financial Group
Born:  July 15, 1954
Two Portland Square
Portland, Maine 04101
--------------------------------------------------- ---------------------------------------------------------------

--------------------------------------------------- ---------------------------------------------------------------
Ronald H. Hirsch, Treasurer                         Managing  Director,  Operations and Finance,  Forum  Financial


                                       19

                                                    Group since 1999
                                                    Member of the Board - Citibank Germany 1991 - 1998
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
David I. Goldstein, Vice President & Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Don L. Evans, Secretary                              Assistant Counsel and Counsel,  Forum Financial Group, since
Born: August 12, 1948                                1995
Two Portland Square                                  Associate, Weiner & Strother (law firm), 1994 - 1995
Portland, Maine 04101

--------------------------------------------------- ---------------------------------------------------------------

                               INVESTMENT ADVISER

SERVICES OF THE ADVISER

Forum Investment Advisors, LLC acts as the investment advisor to the Portfolios pursuant to an investment advisory agreement (the "Agreement") with Core Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

FEES

The Adviser's fees are calculated as a percentage of a Portfolio's average net assets. The fee is accrued daily by each Portfolio and is paid monthly based on average net assets for the previous month. Each Fund pays its pro-rata portion of its corresponding Portfolio's investment advisory fee.

Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. The data are for the past three fiscal years.

OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The Agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any action or in action in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

                                   DISTRIBUTOR

SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the representative of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for any distribution services performed under the Distribution Agreement except the distribution service fees from the Trust with respect to the Shares of those classes for which a Plan is effective.

OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Funds' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

                    DISTRIBUTION PLAN - INVESTOR SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.50% of the average daily net assets of the Investor Class of each Fund (except

Daily Assets Government Fund) as compensation for FFS' services as distributor. Under the Plan, FFS also receives a fee as an annual rate of 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund as compensation for its services under the Plan. The Board's approval of the Plan was contingent on the Trust limiting any payments under the Plan to 0.30% of the average daily net assets of the Investor Share Class of each Fund (except Daily Assets Government Fund) without further Board approval.

The Plan provides that FFS may incur expenses for such activities including, but not limited to, (i) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (ii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (iii) costs of printing prospectuses and other materials to be given or sent to prospective investors; and, (iv) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Class shares for sale to the public. During the fiscal year ended August 31, 1999, there were no payments made under the Plan.

The Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Funds to pay as compensation for FFS's services and not as reimbursement for certain expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Qualified Trustees. The Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor Class shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR

THE TRUST As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

CORE TRUST FAdS also manages all aspects of Core Trust's operations with respect to the Portfolios. With respect to each Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs similar services for each Portfolio to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust or any of Core Trust's interestholders for any action or inaction of FAdS relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations under the Agreement or by reason of FAdS' reckless disregard of its duties and obligations under this Agreement. The Administration Agreement may be terminated with respect to a Portfolio at anytime, without the payment of any penalty: (1) by the Core Trust Board on 60 days' written notice to FAdS; or (2) by FAdS on 60 days' written notice to Core Trust. Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The table provides similar information for the Portfolios. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

FUND ACCOUNTANT

THE TRUST As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

CORE TRUST FAcS performs similar services for the Portfolios pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core Portfolio Accounting Agreement shall continue in effect with respect to a Portfolio until terminated; provided, that continuance is specifically approved at least annually by the Board. The Portfolio and Unitholder Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to FAcS or

(ii) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.
 .
Table 4 in Appendix C shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The table also includes similar information for the Portfolios. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

TRANSFER AGENT

FSS, as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 5 in Appendix C shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations.).

SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service Class and the Investor Class of each Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each of the Institutional Service Class and the Investor Class. FAdS's may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Services shares or Investor shares. The Shareholder Service Plan was effective on December 5, 1997 for the Institutional Service Class of those Funds then operating.

Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees.

FAdS may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (vi) integrate periodic statements with other shareholder transactions; and (vii) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 6 in Appendix C shows the dollar amount of fees paid under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund. This information is provided for the past three fiscal years (or shorter time a Fund has been operational).

CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Union Bank of California, N.A. safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at 350 California Street, San Francisco, California 94104.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolios in which the Funds invest. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT AUDITORS

KPMG, LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Funds and the Portfolios. The auditor audits the annual financial statements of the Funds and Portfolios. The auditor also reviews certain regulatory filings of the Funds and Portfolios and the Funds' and Portfolios' tax returns.

PORTFOLIO TRANSACTIONS

Each Fund invests substantially all of its assets in a corresponding Portfolio and not directly in portfolio securities. Therefore, the Funds do not pay brokerage commissions directly.

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolios will pay any amounts of brokerage commissions, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. All transactions for which a Portfolio pays transaction-related compensation are effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

For the Portfolios' fiscal years ended August 31, 1997, 1998, and 1999, no Portfolio paid any brokerage commissions.

                          OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                      SECURITIES OF REGULAR BROKER-DEALERS

As of August 31, 1999, several Portfolios maintained investments in dealers (or their parent companies) with whom they conduct portfolio transactions. Table 7 of Appendix C provides details of these investments.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                               GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

                         ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund, except Daily Assets Municipal Fund, may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when
withdrawn.   You  may  contribute  up  to  $2,000   annually  to  an  IRA.  Only
contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must sign instructions in a manner indicating trustee capacity.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

SIGNATURE GUARANTEES

For requests made in writing, a signature guarantee is required for any of the following:

     o Sales of over $50,000 worth of shares
     o Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

                        ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                NAV DETERMINATION

Pursuant to Rule 2a-7, the Board has established procedures to stabilize a Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the fund would be temporarily limited.

                                  DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

The tax-year end of each Fund is August 31 (the same as the Fund's fiscal year end).

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. Each Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of a Fund's distributions will qualify for the dividends-received deduction for corporations.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year; and (3) any ordinary taxable income or capital gain net income from the preceding calendar year that was not distributed during that year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

                              FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution.

The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

                              STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

OTHER MATTERS

                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of:

Austin Global Equity Fund                        Investors Equity Fund
BIA Growth Equity Fund                           Investors Growth Fund
BIA Small-Cap Growth Fund                        Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                        Maine Municipal Bond Fund
Daily Assets Government Fund(1)                  New Hampshire Bond Fund
Daily Assets Government Obligations Fund(1)      Payson Balanced Fund
Daily Asset Municipal Fund(1)                    Payson Value Fund
Daily Assets Treasury Obligations Fund(1)        Polaris Global Value Fund
Equity Index Fund                                TaxSaver Bond Fund
Investors Bond Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

                                 FUND OWNERSHIP

As of December 1, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or Class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or Class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 1, 1999, the following persons beneficially or of record owned 25% or more of the shares of a Fund or Class (or of the Trust) and may be deemed to control the Fund or the Class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS TREASURY             Emil Russell                                 15,443           48.36            0.02
OBLIGATIONS FUND                  RFD #3 Box 720
Investor Shares                   Houlton, ME 04730
                                  ..................................... .............. ............... ...............
                                  ..................................... .............. ............... ...............
                                  Forum Financial Group                        10,538           33.00            0.01
                                  2 Portland Square
                                  Portland, ME 04101
                                  ..................................... .............. ............... ...............
 ................................. ..................................... .............. ............... ...............
Institutional Shares              Babb & Co                                55,555,295           64.98           60.90
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  ..................................... .............. ............... ...............
                                  Allagash & Co                            28,879,031           33.78           31.66
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
 .................................
 ................................. ..................................... .............. ............... ...............
Institutional Service Shares      Allagash & Co                             3,568,367           62.65            3.91
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
 ................................. ..................................... .............. ............... ...............
DAILY ASSETS GOVERNMENT FUND      Stone & Stone Properties                    225,212           27.84            0.64
Investor Shares                   2100 E. Tulare Ave
                                  Tulare, CA 93274
 ................................. ..................................... .............. ............... ...............
Institutional Shares              HM Payson & Co                           16,600,354           54.70           47.48
                                  Custody Account
                                  P.O. Box 31
                                  Portland, ME 04112
                                  ..................................... .............. ............... ...............
                                  HM Payson & Co                           13,710,830           45.18           39.22
                                  Trust Account
                                  P.O. Box 31
                                  Portland, ME 04112
 .................................
 ................................. ..................................... .............. ............... ...............
DAILY ASSETS GOVERNMENT           Forum Financial Group                        10,577           99.00            0.02
OBLIGATIONS FUND                  2 Portland Square
Investor Shares                   Portland, ME 04101
 .................................
 ................................. ..................................... .............. ............... ...............
Institutional Shares              Allagash & Co                            18,494,222           56.33           30.92
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  ..................................... .............. ............... ...............
                                  Babb & Co                                13,251,181           40.36           22.15
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
 .................................
 ................................. ..................................... .............. ............... ...............
DAILY ASSETS CASH FUND            BankBoston IRA FBO                          197,072           36.00            0.21
Investor Shares                   Stanton D. Anderson
                                  General Delivery
                                  Sheridan, ME 04775
                                  ..................................... .............. ............... ...............
                                  FirstTrust Co                               150,012           27.41            0.16
                                  National City Bank Trust Dept
                                  227 Main Street
                                  Evansville, IN 47708

                                       34

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
 ................................. ..................................... .............. ............... ...............
DAILY ASSETS MUNICIPAL FUND       Barry R. Elden                               64,582           73.91            0.30
Investor Shares                   22 West Chestnut Street
                                  Chicago, IL 60610
 ................................. ..................................... .............. ............... ...............
Institutional Shares              Babb & Co                                10,337,722           53.79           48.70
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  ..................................... .............. ............... ...............
                                  FirstTrust Co                             6,872,446           35.76           32.38
                                  National City Bank Trust Dept
                                  227 Main Street
                                  Evansville, IN 47708
 ................................. ..................................... .............. ............... ...............
Institutional Service Shares      Amherst Nursing Home                      1,148,236           59.91            5.41
                                  150 University Drive
                                  Amherst, MA 01002

              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. However, Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 1999 which are included in the Funds' Annual Report to Shareholders are incorporated herein by reference. These financial statements are the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

                  CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


MOODY'S

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit  quality.  Protection  factors  are  strong.  Risk is

AA modest but may vary slightly from time to time because of economic conditions.


FITCH

INVESTMENT GRADE

AAA
          Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
          Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
          High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                               SHORT TERM RATINGS

MOODY'S

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage  of fixed financial charges and high  internal  cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  NOT PRIME     Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

S&P

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

APPENDIX B - PERFORMANCE INFORMATION


For the seven-day period ended August 31, 1999, the annualized yields of each Class of the Funds that were then operating were as follows:

                                                           CURRENT YIELD              EFFECTIVE YIELD
DAILY ASSETS TREASURY OBLIGATIONS FUND
     Investor Shares                                           4.19%                       4.28%
     Institutional Service Shares                              4.64%                       4.75%
     Institutional Shares                                      4.89%                       5.01%
DAILY ASSETS GOVERNMENT FUND
     Investor Shares                                           4.54%                       4.65%
     Institutional Service Shares                              4.84%                       4.96%
     Institutional Shares                                      5.09%                       5.22%
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
     Investor Shares                                           4.32%                       4.42%
     Institutional Service Shares                              4.75%                       4.87%
     Institutional Shares                                      5.00%                       5.13%
DAILY ASSETS CASH FUND
     Investor Shares                                           4.44%                       4.53%
     Institutional Service Shares                              4.89%                       5.01%
     Institutional Shares                                      5.14%                       5.27%
DAILY ASSETS MUNICIPAL FUND
     Investor Shares                                           2.30%                       2.33%
     Institutional Service Shares                              2.75%                       2.79%
     Institutional Shares                                      3.20%                       3.25%

APPENDIX C - MISCELLANEOUS TABLES

                     TABLE 1 - INVESTMENT ADVISORY FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
       Year ended August 31, 1999                                105,930               0                105,930
     Year ended August 31, 1998                                   55,735               0                 55,735
     Year ended August 31, 1997                                                        0
GOVERNMENT PORTFOLIO
       Year ended August 31, 1999                                 20,197               0                 20,197
     Year ended August 31, 1998                                   23,813               0                 23,813
     Period ended August 31, 1997                                  9,064               0                  9,064
     Year ended March 31, 1997                                    20,637               0                 20,637
GOVERNMENT CASH PORTFOLIO
       Year ended August 31, 1999                                303,532               0                303,532
     Year ended August 31, 1998                                  238,860               0                238,860
     Year ended August 31, 1997                                  196,857               0                196,857
CASH PORTFOLIO
       Year ended August 31, 1999                                266,660               0                266,660
     Year ended August 31, 1998                                  158,716               0                158,716
     Year ended August 31, 1997                                   72,872               0                 72,872
MUNICIPAL CASH PORTFOLIO
       Year ended August 31, 1999                                 14,330               0                 14,330
     Year ended August 31, 1998                                    1,937               0                      0
     Year ended August 31, 1997                                    --                 --                     --

                                      C-1


                  TABLE 2 - INVESTOR SHARES RULE 12B-1 FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
       Year ended August 31, 1999                                  49                  49                  0
     Year ended August 31, 1998                                    0                   0                   0
DAILY ASSETS GOVERNMENT FUND
       Year ended August 31, 1999                                 712                 712                  0
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
       Year ended August 31, 1999                                  26                  26                  0
     Year ended August 31, 1998                                    0                   0                   0
DAILY ASSETS CASH FUND
       Year ended August 31, 1999                                 640                 640                  0
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS MUNICIPAL FUND
       Year ended August 31, 1999                                 139                 139                  0
     Year ended August 31, 1998                                    0                   0                   0

                                      C-2


                        TABLE 3 - ADMINISTRATION FEES ($)

                                                               GROSS FEE       FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
       Year ended August 31, 1999                               153,011        0                        153,011
     Year ended August 31, 1998                                  74,964        29,678                    45,286
     Year ended August 31, 1997                                  24,287        14,346                     9,941
GOVERNMENT PORTFOLIO
       Year ended August 31, 1999                                20,197        20,197                         0
     Year ended August 31, 1998                                  28,796        28,796                         0
     Period ended August 31, 1997                                18,128        18,128                         0
     Year ended March 31, 1997                                   41,274        41,274                         0
GOVERNMENT CASH PORTFOLIO
       Year ended August 31, 1999                               438,060        0                        438,060
     Year ended August 31, 1998                                 317,754        0                        317,754
     Year ended August 31, 1997                                 252,821        0                        252,821
CASH PORTFOLIO
       Year ended August 31, 1999                               385,799        0                        385,799
     Year ended August 31, 1998                                 212,800        0                        212,800
     Year ended August 31, 1997                                  92,652        7,621                     85,031
     Year ended August 31, 1996                                  56,125        3,719                     52,406
MUNICIPAL CASH PORTFOLIO
       Year ended August 31, 1999                                14,330        14,330                         0
     Year ended August 31, 1998                                   1,937        1,937                          0
     Year ended August 31, 1997                                    --          --                          --
DAILY ASSETS TREASURY OBLIGATIONS FUND
       Year ended August 31, 1999                                52,465        52,465                         0
     Year ended August 31, 1998                                  24,549        24,549                         0
     Year ended August 31, 1997                                    --          --                          --
DAILY ASSETS GOVERNMENT FUND
       Year ended August 31, 1999                                20,109        20,109                         0
     Year ended August 31, 1998                                  28,110        2,864                     25,246
     Period ended August 31, 1997                                18,123        0                         18,123
     Year ended March 31, 1997                                   41,232        7,453                     33,779
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
       Year ended August 31, 1999                                22,178        22,178                         0
     Year ended August 31, 1998                                  4,115         4,115                          0
     Year ended August 31, 1997                                    --          --                          --
DAILY ASSETS CASH FUND
       Year ended August 31, 1999                                35,746        35,746                         0
     Year ended August 31, 1998                                  10,505        10,505                         0
     Year ended August 31, 1997                                   7,453        7,453                          0
DAILY ASSETS MUNICIPAL FUND
       Year ended August 31, 1999                                14,310        14,310                         0
     Year ended August 31, 1998                                   1,934        1,934                          0
     Year ended August 31, 1997                                    --          --                          --


                                      C-3


                       TABLE 4 - TRANSFER AGENCY FEES ($)

                                                                 GROSS FEE            FEE WAIVED       NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
       Year ended August 31, 1999                                  19,157               7,223            11,934
     Year ended August 31, 1998                                     6,071               6,069                 2
     Year ended August 31, 1997                                        --                  --                --
Institutional Shares
       Year ended August 31, 1999                                  63,155              36,847            26,308
     Year ended August 31, 1998                                    31,381              31,036               345
Investor Shares
         Year ended August 31, 1999                                12,098              12,098                 0
     Year ended August 31, 1998                                       843                 843                 0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
       Year ended August 31, 1999                                  21,102              11,025            10,077
     Year ended August 31, 1998                                    68,534              53,276            15,258
     Period ended August 31, 1997                                  50,810              44,054             6,756
     Year ended March 31, 1997                                    116,051             101,485            14,566
Institutional Shares
       Year ended August 31, 1999                                  29,243              20,824               819
     Year ended August 31, 1998                                     4,874               4,853                21
Investor Shares
       Year ended August 31, 1999                                  12,707              12,688                19
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
       Year ended August 31, 1999                                26,211                     0            26,211
     Year ended August 31, 1998                                  6,869                  6,866                 3
     Year ended August 31, 1997                                        --             --                     --
Institutional Shares
       Year ended August 31, 1999                                  28,042              20,559             7,483
     Year ended August 31, 1998                                    10,816              10,762                54
Investor Shares
       Year ended August 31, 1999                                  12,062              12,062                 0
     Year ended August 31, 1998                                       843                 843                 0
DAILY ASSETS CASH FUND
Institutional Service Shares
       Year ended August 31, 1999                                  44,383                   0            44,383
     Year ended August 31, 1998                                    27,955              15,294            12,661
     Period ended August 31, 1997                                  29,772              17,766            12,006
Institutional Shares
       Year ended August 31, 1999                                  33,137              18,933            14,204
     Year ended August 31, 1998                                     9,362               9,311                51
Investor Shares
       Year ended August 31, 1999                                  13,095                   0            13,095
     Year ended August 31, 1998                                       843                 843                 0

                                      C-4

                                                               GROSS FEE           FEE WAIVED       NET FEE PAID
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
       Year ended August 31, 1999                                  14,718               8,585             6,133
     Year ended August 31, 1998                                       842                 842                 0
     Year ended August 31, 1997                                        --                  --                --
Institutional Shares
       Year ended August 31, 1999                                  25,585              25,072               513
     Year ended August 31, 1998                                     4,150               4,126                24
Investor Shares
       Year ended August 31, 1999                                  12,173              12,172                 1
     Year ended August 31, 1998                                       843                 843                 0



                                      C-5


                     TABLE 5 - SHAREHOLDER SERVICE FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
       Year ended August 31, 1999                                17,320              17,320                0
     Year ended August 31, 1998                                  2,600               2,600                 0
Investor Shares
       Year ended August 31, 1999                                  45                  45                  0
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
       Year ended August 31, 1999                                17,533              17,533                0
     Period ended August 31, 1998                                78,274              78,274                0
Investor Shares
       Year ended August 31, 1999                                1,186               1,186                 0
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares
       Year ended August 31, 1999                                33,862              29,859              4,033
     Year ended August 31, 1998                                  2,018               2,018                 0
Investor Shares
       Year ended August 31, 1999                                  26                  26                  0
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS CASH FUND
Institutional Service Shares
       Year ended August 31, 1999                                77,200              46,584              30,616
     Year ended August 31, 1998                                  22,439              22,439                0
Investor Shares
       Year ended August 31, 1999                                 540                 540                  0
     Period ended August 31, 1998                                  0                   0                   0
DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares
       Year ended August 31, 1999                                6,491               6,491                 0
     Year ended August 31, 1998                                    0                   0                   0
Investor Shares
       Year ended August 31, 1999                                 120                 120                  0
     Period ended August 31, 1998                                  0                   0                   0


                                      C-6


                       TABLE 6 - FUND ACCOUNTING FEES ($)

                                                               GROSS FEE           FEE WAIVED         NET FEE PAID
TREASURY CASH PORTFOLIO
       Year ended August 31, 1999                                 49,500                    0            49,500
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   24,279                    0            24,279
     Year ended August 31, 1996                                   28,518               19,955             8,563
GOVERNMENT PORTFOLIO
       Year ended August 31, 1999                                 49,500               39,899             9,601
     Year ended August 31, 1998                                   48,000               37,946            10,054
     Period ended August 31, 1997                                 20,000                    0            20,000
     Year ended March 31, 1997                                    48,000                    0            48,000
     Year ended March 31, 1996(1)                                  5,241                    0             5,241
GOVERNMENT CASH PORTFOLIO
       Year ended August 31, 1999                                 49,500                    0            49,500
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   48,000                    0            48,000
     Year ended August 31, 1996                                   42,000                    0            42,000
CASH PORTFOLIO
       Year ended August 31, 1999                                 49,500                    0            49,500
     Year ended August 31, 1998                                   48,000                    0            48,000
     Year ended August 31, 1997                                   48,000                    0            48,000
     Year ended August 31, 1996                                   42,000               14,957            27,043
MUNICIPAL CASH PORTFOLIO
       Year ended August 31, 1999                                 49,500               46,497             3,003
     Year ended August 31, 1998                                    8,800                8,800                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS TREASURY OBLIGATIONS FUND
       Year ended August 31, 1999                                 37,250               37,250                 0
     Year ended August 31, 1998                                   13,323               13,323                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS GOVERNMENT FUND
       Year ended August 31, 1999                                 37,250               37,250                 0
     Year ended August 31, 1998                                   14,000                4,000            10,000
     Period ended August 31, 1997                                  5,000                    0             5,000
     Year ended March 31, 1997                                    12,000                    0            12,000
     Year ended March 31, 1996                                    38,621                    0            38,621
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
       Year ended August 31, 1999                                 37,250               37,250                 0
     Year ended August 31, 1998                                   14,064               14,064                 0
     Year ended August 31, 1997                                       --                   --                --
DAILY ASSETS CASH FUND
       Year ended August 31, 1999                                 37,250               37,250                 0
     Year ended August 31, 1998                                   18,999               12,999             6,000
     Year ended August 31, 1997
DAILY ASSETS MUNICIPAL FUND
       Year ended August 31, 1999                                 37,250               37,250                 0
     Year ended August 31, 1998                                    4,198                4,198                 0
     Year ended August 31, 1997                                       --                   --                --

                   TABLE 7 - PORTFOLIO HOLDINGS IN DEALERS ($)


                                                                        VALUE
       Cash Portfolio
            GOLDMAN SACHS                                           $39,984,000

                            TABLE 8 - 5% SHAREHOLDERS

As of December 1, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares, as well as their percentage holding of all shares of the Fund

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS TREASURY             Emil Russell                                 15,443           48.36            0.02
OBLIGATIONS FUND                  RFD #3 Box 720
Investor Shares                   Houlton, ME 04730
                                  Forum Financial Group                        10,538           33.00            0.01
                                  2 Portland Square
                                  Portland, ME 04101
                                  Gloria J. Wilcox                              4,057           12.70            0.00
                                  24 Sweden Street
                                  P.O. Box 306
                                  Caribou, ME 04736-0306
                                  Cheryl Barnes                                 1,788            5.60            0.00
                                  3840 N. Broadway #30
                                  Boulder, CO 80304
Institutional Shares              Babb & Co                                55,555,295           64.98           60.90
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Allagash & Co                            28,879,031           33.78           31.66
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
Institutional Service Shares      Allagash & Co                             3,568,367           62.65            3.91
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Goodless Brothers Electric Co, Inc          733,014           12.87            0.80
                                  100 Memorial Drive
                                  P.O. Box 925
                                  West Springfield, MA 01090
                                  National Yiddish Book Center                446,183            7.83            0.49
                                  1021 West Street
                                  Amherst, MA 01002-3375
                                  Evangelical Covenant Church                 300,275            5.27            0.33
                                  915 Plumtree Road
                                  Springfield, MA 01119-2930
DAILY ASSETS GOVERNMENT FUND      Stone & Stone Properties                    225,212           27.84            0.64
Investor Shares                   2100 E. Tulare Ave
                                  Tulare, CA 93274
                                  David M. McKay and                           61,755            7.63            0.18
                                  Trudy K. McKay
                                  710 Van Auken
                                  Elmhurst, IL 60126

                                      C-9

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS GOVERNMENT FUND      BankBoston IRA FBO                           60,712            7.50            0.17
(CONT)                            Kenneth Ky-Sung Tien
Investor Shares (cont)            1305 Newport Blvd
                                  League City, TX 77573
                                  Henry Goichman and                           48,157            5.95            0.14
                                  Jane C. L. Goichman
                                  3015 Arrowhead Drive
                                  Los Angeles, CA 90068
                                  Richard Allen Jr., John P. Scruggs,          45,494            5.62            0.13
                                  L. Sossaman and
                                  Martin F. Thompson
                                  813 Ridge Lake Blvd
                                  Suite 300
                                  Memphis, TN 38120
Institutional Shares              HM Payson & Co                           16,600,354           54.70           47.48
                                  Custody Account
                                  P.O. Box 31
                                  Portland, ME 04112
                                  HM Payson & Co                           13,710,830           45.18           39.22
                                  Trust Account
                                  P.O. Box 31
                                  Portland, ME 04112
Institutional Service Shares      FloriCorp Retirement Savings Plan           765,767           20.14            2.19
                                  1920 E. Maryland #18
                                  Phoenix, AZ 85016
                                  Lansdowne Parking Associates LP             534,636           14.06            1.61
                                  c/o Meredith Management
                                  One Bridge Street #300
                                  Newton, MA 02458
                                  BankBoston IRA FBO                          390,448           10.27            1.12
                                  Merne E. Young
                                  18751 San Rufino
                                  Irvine, CA 92612
                                  Retirement Planning Strategies              366,436            9.64            1.05
                                  Scudder Growth and Income Fund
                                  BankBoston IRA FBO                          232,521            6.12            0.67
                                  Howard H. Stevenson
                                  P.O. Box 277
                                  Southborough, MA 01772-0003
DAILY ASSETS GOVERNMENT           Forum Financial Group                        10,577           99.00            0.02
OBLIGATIONS FUND                  2 Portland Square
Investor Shares                   Portland, ME 04101
Institutional Shares              Allagash & Co                            18,494,222           56.33           30.92
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Babb & Co                                13,251,181           40.36           22.15
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477


                                      C-10

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS GOVERNMENT           The Dennis Group Inc                      5,297,728           19.64            8.86
OBLIGATIONS FUND (CONT)           1391 Main Street
Institutional Service Shares      Springfield, MA 01103
                                  Allagash & Co                             3,957,516           14.67            6.62
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Holyoke Community College                 2,989,386           11.08            5.00
                                  303 Homestead Ave
                                  Holyoke, MA 01040
                                  Auer & Co                                 1,722,147            6.38            2.88
                                  c/o Banker Trust Co 93411
                                  648 Grassmere Park Road
                                  Attn Mutual Funds 2nd Floor
                                  Nashville, TN 37211
                                  Auer & Co                                 1,680,652            6.23            2.81
                                  c/o Banker Trust Co 93413
                                  648 Grassmere Park Road
                                  Attn Mutual Funds 2nd Floor
                                  Nashville, TN 37211
                                  Cathedral High School                     1,386,449            5.14            2.32
                                  260 Surrey Road
                                  Springfield, MA 01118
DAILY ASSETS CASH FUND            BankBoston IRA FBO                          197,072           36.00            0.21
Investor Shares                   Stanton D. Anderson
                                  General Delivery
                                  Sheridan, ME 04775
                                  FirstTrust Co                               150,012           27.41            0.16
                                  National City Bank Trust Dept
                                  227 Main Street
                                  Evansville, IN 47708
                                  J.K. MacMillan                              111,454           20.36            0.12
                                  3621 Maplewood Ave
                                  Los Angeles, CA 90066
Institutional Shares              Allagash & Co                            10,793,444           23.79           11.32
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Allagash & Co                            10,596,569           23.35           11.11
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  HM Payson & Co                            5,688,767           12.54            5.97
                                  Custody Account
                                  P.O. Box 31
                                  Portland, ME 04112
                                  FirstTrust Co                             5,666,713           12.49            5.94
                                  National City Bank Trust Dept
                                  227 Main Street
                                  Evansville, IN 47708


                                      C-11



                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
 DAILY ASSETS CASH FUND (CONT)    HM Payson & Co                            3,791,191            8.35            3.98
Institutional Shares (cont)       Trust Account
                                  P.O. Box 31
                                  Portland, ME 04112
                                  FirstTrust Co                             3,298,650            7.27            3.46
                                  c/o National City Bank of Evansville
                                  227 Main Street
                                  P.O. Box 868
                                  Evansville, IN 47705-0868
                                  Maine Mutual Fire Insurance               3,024,981            6.67            3.17
                                  44 Maysville Road
                                  P.O. Box 729
                                  Presque Isle, ME 04769
                                  Spectrum Medical Group, PA                2,517,349            5.55            2.64
                                  20 Mussey Road
                                  Scarborough, ME 04074
Institutional Service Shares      Allagash & Co                             7,623,095           15.42            7.99
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477
                                  Auer & Co                                 2,709,271            5.48            2.84
                                  c/o Bankers Trust Co 93413
                                  648 Grassmere Park Road
                                  Attn Mutual Funds 2nd Floor
                                  Nashville, TN 37211
                                  Auer & Co                                 2,647,754            5.36            2.78
                                  c/o Bankers Trust Co 93411
                                  648 Grassmere Park Road
                                  Attn Mutual Funds 2nd Floor
                                  Nashville, TN 37211
                                  Turbine Kinetics Inc                      2,509,887            5.08            2.63
                                  60 Sequin Drive
                                  Glastonbury, CT 06033
                                  AW Hastings & Co Inc                      2,501,727            5.06            2.62
                                  2 Pearson Way
                                  Enfield, CT 06082
DAILY ASSETS MUNICIPAL FUND       Barry R. Elden                               64,582           73.91            0.30
Investor Shares                   22 West Chestnut Street
                                  Chicago, IL 60610
                                  William A. Roberts                           11,042           12.64            0.05
                                  P.O. Box 579
                                  Hinsdale, IL 60522
                                  Forum Financial Group                        10,314           11.80            0.05
                                  2 Portland Square
                                  Portland, ME 04101
Institutional Shares              Babb & Co                                10,337,722           53.79           48.70
                                  c/o Bank of New Hampshire
                                  P.O. Box 477
                                  Concord, NH 03302-0477


                                      C-12



                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS MUNICIPAL FUND       FirstTrust Co                             6,872,446           35.76           32.38
(CONT)                            National City Bank Trust Dept
Institutional Shares (cont)       227 Main Street
                                  Evansville, IN 47708
                                  Imperial Securities Corp                  1,121,287            5.83            5.28
                                  9920 South La Cieniega Blvd
                                  14th Floor
                                  Inglewood, CA 90301
Institutional Service Shares      Amherst Nursing Home                      1,148,236           59.91            5.41
                                  150 University Drive
                                  Amherst, MA 01002
                                  PRM Environmental, Inc                      414,645           21.63            1.95
                                  495 Springfield Street
                                  Chicopee, MA 01013-2806
                                  Partyka Business Trust                      324,459           16.93            1.53
                                  495 Springfield Street
                                  Chicopee, MA 01013-2806

                  APPENDIX D - ADDITIONAL ADVERTISING MATERIALS


                             TEXT OF FORUM BROCHURE


In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text, which is currently in use, is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.95 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, ith assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."


                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiarie

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to nderstand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:
Headquarters:   Two Portland Square, Portland, Maine 04101
President:      John Y. Keffer
Offices:        Portland, Seattle, Warsaw, Bermuda

   *Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
         *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds

         *FundAccounting   Services:   Portfolio  valuation,   accounting,
          dividend   declaration,   and  tax   advice   *Shareholder   Services:
          Preparation  of  statements,   distribution  support,   inquiries  and
          processing of trades

   *Client Assets under Administration and Distribution:  $73 billion
   *Client Assets Processed by Fund Accounting:  $53 billion
   *Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes

         *International  Ventures:  Joint  venture  with Bank  Handlowy  in
          Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems; Off-shore investment fund administration, using Bermuda as Forum's center of operations *Forum Employees: United States -215, Poland - 180, Bermuda - 4


FORUM CONTACTS:
John Burns, Director, Forum Investment Advisors, LLC, (207) 879-1900 X 6132 Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:
Headquarters: One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854
   *Assets under Management: $1.25 Billion
   *Non-managed Custody Assets: $412 Million
   *Client Base: 85% individuals; 15% institutional
   *Owned by 11 shareholders; 10 managing directors
         *Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)

   *Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761